Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012


Check here if Amendment [ ];   Amendment Number: ____
This Amendment (Check only one.):            [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:  Barclays Capital Inc.
   Address:  200 Park Ave
             New York, NY 10166
             USA

           Form 13F File Number: 028-13846

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name: Arik Hirschfeld
                        Title: Vice President, Large Holdings Advisory
                        Phone: 1 212 412 2246

Signature, Place, and Date of Signing:

Arik Hirschfeld, New York, NY, August 14 , 2012


    Report Type (Check only one.):
       [ ] 13F HOLDINGS REPORT.
       [X] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
028-826                    Barclays PLC